CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
NOTE 4. CASH AND CASH EQUIVALENTS
For purposes of the Consolidated Statement of Cash Flow and the Consolidated Statement of Financial Position, the following assets are considered as cash and cash equivalents:

	December 31, 2024	December 31, 2023
In millions of COP
Cash and balances at central bank
Cash	9,439,363	8,830,305
Due from central banks(1)(2)	7,504,135	11,248,230
Due from other private financial entities	7,778,937	7,607,921
Checks on hold	132,929	214,004
Remittances of domestic negotiated checks in transit	26,172	74,524
Total cash and due from banks	24,881,536	27,974,984
Money market transactions
Interbank borrowings	2,239,615	3,983,699
Reverse repurchase agreements and other similar secured loans(3)	5,722,948	7,840,926
Total money market transactions	7,962,563	11,824,625
Total cash and cash equivalents	32,844,099	39,799,609
(1)According to External Resolution No. 3 of 2024 of Banco de la República de Colombia, which amends External Resolution No. 5 of 2008, Bancolombia S.A. must maintain, the equivalent of 7%, (8% as of December 2023) of the deposits mentioned in Article 1, paragraph (a), and the equivalent of 2.5% (3.5% as of December 2023) of its customer’s deposits with a maturity of less than 18 months (paragraph b), as ordinary reserve, represented in deposits at the Central Bank or as cash in hand. In addition, according to Resolution Number 177 of 2002 issued by the Guatemala Monetary Board, Grupo Agromercantil Holding through its subsidiary Banco Agromercantil de Guatemala must maintain the equivalent of 14.60% of its customer’s deposits daily balances as a legal banking reserve, represented in unrestricted deposits at the Bank of Guatemala. Additionally, circular SBP-DR-CIRCULAR-2024-0036 dated July 02, 2024, communicates the decision of the Superintendency of Banks of Panama to maintain the percentage established in the General Resolution of the Board of Directors SBP-GJD-0003-2014 dated January 28, 2014, which sets at 30.00% the minimum legal liquidity rate that Panamanian banks must maintain. Finally, in accordance with temporary rule NPBT-13, which is effective from September 25, 2024, to March 25, 2025, Banco Agrícola must maintain an equivalent average daily amount of its deposits and debt instruments in issue as a liquidity reserve between 1.00% and 16.00% represented in unrestricted deposits or debt instruments in issue by El Salvador Central Bank. Once the complete term established, the bank continues with the Technical Norm (NRP-28), issued by the Central Bank, where the Bank must maintain an equivalent amount between 1.00% and 18.00%, which has been in effect since 23 June 2021.
(2)The variation compared to the previous period is mainly due to the usual transactions of Bancolombia operations, as well as the cancellation of interest-bearing deposits of COP 3,500 billion opened in December 2023 and cancelled in January 2024.
(3)The variation is mainly generated by the decrease in Reverse repurchase agreements and other similar secured loans in simultaneous operations with the Cámara de Riesgo Central de Contraparte in Colombia.

As of December 31, 2024 and 2023, there is restricted cash amounting to COP 530,924 and COP 1,082,611, respectively, included in other assets on the Consolidated Statement of Financial Position, which represents margin deposits pledged as collateral for derivative contracts traded through Colombian clearing houses. See Note 14. Other assets, net.